Financial Statement Details - Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Statement Details [Abstract]
VAT receivable	$ 864	$ 697
Security deposits	634	240
Prepaid software license fees	455	0
Restricted cash	179	179
Prepaid preclinical and clinical trial services - with related party (Note 9)	92	4,075
Due from related party	51	19
Others	323	308
Other Assets	$ 2,598	$ 5,518